Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding - beginning of year	2,710	4,237	5,285
Options, Granted	265	15	73
Options, Exercised	(36)	(1,528)	(1,039)
Options, Forfeited/Expired	(139)	(14)	(82)
Options Outstanding - end of year	2,800	2,710	4,237
Options Exercisable - end of year	2,500	2,508	3,848
Weighted-Average Exercise Price, Outstanding - beginning of year	$ 36.61	$ 36.33	$ 34.40
Weighted-Average Exercise Price, Granted	43.99	56.76	34.07
Weighted-Average Exercise Price, Exercised	33.79	36.10	26.21
Weighted-Average Exercise Price, Forfeited/Expired	46.80	28.51	38.46
Weighted-Average Exercise Price, Outstanding - end of year	36.84	36.61	36.33
Weighted-Average Exercise Price, Exercisable - end of year	$ 36.03	$ 37.03	$ 37.03